Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.4%
Communication Services - 9.0%
23,387	Liberty Broadband Corp.*	3,065,100
41,451	Match Group, Inc.*	4,507,382
99,831	Pinterest, Inc.*	2,456,841
29,496	SentinelOne, Inc.*	1,142,675
393,217	Zynga, Inc.*	3,633,325
		14,805,323
Consumer Discretionary - 14.4%
117,808	ACV Auctions, Inc.*	1,744,736
31,154	Bright Horizons Family Solutions, Inc.*	4,133,825
2,269	Chipotle Mexican Grill, Inc.*	3,589,626
11,868	Etsy, Inc.*	1,474,955
13,352	Lululemon Athletica, Inc.*	4,876,552
29,496	National Vision Holdings, Inc.*	1,285,141
31,852	Shift4 Payments, Inc.*	1,972,594
11,344	Ulta Beauty, Inc.*	4,517,407
		23,594,836
Consumer Staples - 2.5%
15,446	Brown-Forman Corp.	1,035,191
15,882	Casey's General Stores, Inc.	3,147,336
		4,182,527
Financials - 1.9%
54,017	KKR & Co., Inc.	3,158,374
Health Care - 21.5%
9,599	Alnylam Pharmaceuticals, Inc.*	1,567,421
3,665	argenx SE ADR*	1,155,611
13,526	Ascendis Pharma A/S ADR*	1,587,411
11,083	Biohaven Pharmaceutical Holding Co., Ltd.*	1,314,111
5,061	Bio-Rad Laboratories, Inc.*	2,850,507
10,210	Blueprint Medicines Corp.*	652,215
23,736	Catalent, Inc.*	2,632,323
8,901	Charles River Laboratories International, Inc.*	2,527,617
5,498	DexCom, Inc.*	2,812,777
48,868	Edwards Lifesciences Corp.*	5,752,741
23,300	HealthEquity, Inc.*	1,571,352
20,682	Inari Medical, Inc.*	1,874,616
41,364	NeoGenomics, Inc.*	502,573
14,486	Teleflex, Inc.	5,140,067
16,231	Veeva Systems, Inc.*	3,448,438
		35,389,780
Industrials - 18.2%
8,727	Cintas Corp.	3,712,379
60,562	CoStar Group, Inc.*	4,034,035
15,010	Equifax, Inc.	3,558,871
108,121	IAA, Inc.*	4,135,628
13,701	IDEX Corp.	2,626,893
10,821	SiteOne Landscape Supply, Inc.*	1,749,647
18,849	Verisk Analytics, Inc.	4,045,561
43,371	Waste Connections, Inc.	6,058,928
		29,921,942
Information Technology - 25.8%
15,533	Autodesk, Inc.*	3,329,499
155,157	AvidXchange Holdings, Inc.*	1,249,014
20,246	Coupa Software, Inc.*	2,057,601
72,168	Dynatrace, Inc.*	3,399,114
23,474	Elastic NV*	2,088,012
2,705	Fair Isaac Corp.*	1,261,774
86,567	Genpact, Ltd.	3,766,530
33,772	GoDaddy, Inc.*	2,826,716
8,203	Jack Henry & Associates, Inc.	1,616,401
9,076	KLA Corp.	3,322,361
56,286	Marvell Technology, Inc.	4,036,268
16,144	NXP Semiconductors NV	2,987,932
24,085	Okta, Inc.*	3,635,872
54,017	Qualtrics International, Inc.*	1,542,185
15,533	WEX, Inc.*	2,771,864
21,293	Workiva, Inc.*	2,512,574
		42,403,717
Materials - 3.1%
56,461	Ball Corp.	5,081,490
Total Common Stocks (Cost $132,724,873)		158,537,989

Real Estate Investment Trusts - 2.7%
12,653	SBA Communications Corp.	4,353,897
Total Real Estate Investment Trusts (Cost $2,990,033)		4,353,897

Short-Term Investments - 1.4%
Money Market Funds - 1.4%
2,372,325	First American Government Obligations Fund - Class Z, 0.15%#	2,372,325
Total Short-Term Investments (Cost $2,372,325)		2,372,325
Total Investments - 100.5% (Cost $138,087,231)		165,264,211
Liabilities in Excess of Other Assets - (0.5)%		(755,070)
NET ASSETS - 100.0%		$164,509,141

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.